Debt (Components Of Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014
Debt Instruments [Line Items]
Total long-term debt	$ 1,478.0	$ 2,500.0
Fair value hedge	3.6	1.6
Less unamortized discount and issuance costs	(14.3)	(23.2)
Total long-term debt less unamortized discount and issuance costs	1,467.3	2,478.4
Less current portion	(15.0)	(15.0)
Long-term debt, excluding current portion	1,452.3	2,463.4
7.125% debentures due February 2016
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	100.0
Debt instrument, interest rate, stated percentage (percentage)	7.125%
Maturity date of debt	Feb. 29, 2016
Variable-rate term loan (1.68% at May 31, 2015) due August 2017
Debt Instruments [Line Items]
Total long-term debt	$ 285.0	300.0
Debt instrument, interest rate, stated percentage (percentage)	1.68%
Maturity date of debt	Aug. 31, 2017
6.200% senior notes due October 2017
Debt Instruments [Line Items]
Total long-term debt	$ 500.0	500.0
Debt instrument, interest rate, stated percentage (percentage)	6.20%
Maturity date of debt	Oct. 31, 2017
3.790% senior notes due August 2019
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	80.0
Debt instrument, interest rate, stated percentage (percentage)	3.79%
Maturity date of debt	Aug. 31, 2019
4.500% senior notes due October 2021
Debt Instruments [Line Items]
Total long-term debt	$ 121.9	400.0
Debt instrument, interest rate, stated percentage (percentage)	4.50%
Maturity date of debt	Oct. 31, 2021
3.350% senior notes due November 2022
Debt Instruments [Line Items]
Total long-term debt	$ 111.1	450.0
Debt instrument, interest rate, stated percentage (percentage)	3.35%
Maturity date of debt	Nov. 30, 2022
4.520% senior notes due August 2024
Debt Instruments [Line Items]
Total long-term debt	$ 10.0	220.0
Debt instrument, interest rate, stated percentage (percentage)	4.52%
Maturity date of debt	Aug. 31, 2024
6.000% senior notes due August 2035
Debt Instruments [Line Items]
Total long-term debt	$ 150.0	150.0
Debt instrument, interest rate, stated percentage (percentage)	6.00%
Maturity date of debt	Aug. 31, 2035
6.800% senior notes due October 2037
Debt Instruments [Line Items]
Total long-term debt	$ 300.0	$ 300.0
Debt instrument, interest rate, stated percentage (percentage)	6.80%
Maturity date of debt	Oct. 31, 2037